Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(in thousands of USD)	December 31, 2024	December 31, 2023
Bank deposits	—	182,500
Cash at bank and in hand	38,869	246,870
Total	38,869	429,370